Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Components of Property Plant and Equipment
Property, plant and equipment consisted of the following (in thousands):

	March 31, 2019	December 31, 2018	Estimated Useful Lives
Vehicles	$44,594	$45,050	3 - 5 years
Computer equipment and software	55,459	53,891	3 - 5 years
Leasehold improvements	27,609	26,401	2 - 15 years
Office furniture, fixtures and equipment	19,918	19,532	7 years
Build-to-suit lease building	—	8,247	10.5 years
Construction in process	4,205	2,975
Property, plant and equipment, gross	151,785	156,096
Accumulated depreciation and amortization	(87,171)	(82,695)
Property, plant and equipment, net	$64,614	$73,401

Property, plant and equipment consisted of the following (in thousands):

	December 31,		Estimated Useful Lives
	2018	2017
Vehicles	$45,050	$42,008	3-5 years
Computer equipment and software	53,891	46,651	3-5 years
Leasehold improvements	26,401	20,783	2-15 years
Office furniture, fixtures and equipment	19,532	17,202	7 years
Build-to-suit lease building	8,247	8,268	10.5 years
Construction in process	2,975	4,299
Property, plant and equipment, gross	156,096	139,211
Accumulated depreciation and amortization	(82,695)	(61,130)
Property, plant and equipment, net	$73,401	$78,081